SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2019
SHORT-TERM AND LONG-TERM LOANS
SHORT-TERM AND LONG-TERM LOANS

11.         SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2018	2019
	US$	US$

Short-term loans and current portion of long-term loans	297,811	264,624

Long-term loans, less current portion	123,215	184,158

11.         SHORT-TERM AND LONG-TERM LOANS (continued)

Short-term loans as of December 31, 2018 and 2019 represents US$ denominated bank borrowings of US$190,000 and US$190,000, respectively obtained from financial institutions in the United States and the current-portion of long-term loans of US$107,811 and US$74,624, respectively. The short-term loan of US$190,000 are repayable on demand and bear interest rates of 3-month London Interbank Offered Rate (“LIBOR”) plus 1.30% (2018: 3-month LIBOR plus 1.25%). The short-term bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$245,474 and US$215,377 as of December 31, 2018 and 2019, respectively, and were classified as restricted cash, current on the consolidated balance sheets. The weighted average interest rate for the short-term borrowings for the years ended December 31, 2018 and 2019 was approximately 3.64% and 3.69%, respectively.

The long-term loan of US$31,353 and US$30,578 as of December 31, 2018 and 2019 represents US$ denominated bank borrowing obtained from financial institutions in the United States. The long-term loan is repayable by installments from December 1, 2017 to November 11, 2027 and bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%.  US$3,218 and US$813 of the bank loan were re-classified to short term loans because they were repayable within twelve months  as of December 31, 2018 and 2019. The loan is secured by land and building in the United States with carrying value of US$54,973 as of December 31, 2019. Certain bank account was funded from the loan proceeds and was restricted for use to pay for the tenant improvements of the collateral property and the loan payments. As of December 31, 2018 and 2019, the balance of the account of US$5,989 and US$5,983 were classified as restricted cash (non-current) on the consolidated balance sheets.

The long-term loans of US$70,640 and US$60,529 as of December 31, 2018 and 2019 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Beijing, PRC. The long-term loans are repayable by installments from September 23, 2016 to September 22, 2026 and bear interest rate of 4.9%. As of December 31, 2018 and 2019,  US$70,640 and US$60,529 of the bank loans were classified as short term loans because the Company did not meet certain loan covenants. Even though the Company obtained a waiver from the lender indicating that the lender permanently gave up its right to demand payment as a result of the violation as of December 31, 2019, the loan was classified as current because without the waiver, the Company would be in default at the December 31, 2019 balance sheet date and it is probable that the Company will be unable to comply with all provisions of the debt agreement for a period of one year from the balance sheet date. The loans were secured by building in the PRC with carrying value of US$206,449 as of December 31, 2019.

The long-term loan of US$19,644 and US$16,983 as of December 31, 2018 and 2019 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Wuhan, PRC. The long-term loan is repayable by installments from March 21, 2017 to March 21, 2027 and bears interest rate of 4.9%. As of December 31, 2018 and 2019, US$2,381 and US$2,342 of the bank loan were re-classified to short term loans because it was repayable within twelve months. The loan was secured by bank balance of US$1,433,  accounts receivable with carrying amount of US$324 and building in the PRC with carrying value of US$43,298 as of December 31, 2019.

11.         SHORT-TERM AND LONG-TERM LOANS (continued)

The long-term loan of US$45,315 and US$40,009 as of December 31, 2018 and 2019 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Chongqing, PRC. The long-term loan is repayable by installments from August 2, 2018 to August 1, 2028 and bears floating interest rate at 25% above long-term People’s Bank of China benchmark rate ("PBOC rate") (2018: 40% above PBOC rate).As of December 31, 2018 and 2019, US$4,764 and US$4,572 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by buildings in the PRC with carrying value of US$89,660 as of December 31, 2019.

The long-term loan of US$37,266 and US$37,573 as of December 31, 2018 and 2019 represent US$ denominated bank borrowing obtained from financial institutions in Taiwan. The principal of the long-term loan, in the amount of US$40,000, is repayable by 10% on October 23, 2020 and by 90% on October 23, 2023. The loan bears an annual interest rate of 2.35% plus LIBOR of three months. US$2,820 was paid to the bank as service charges and accounted for as reduction of the long-term loan. As of December 31, 2018 and 2019, nil and US$4,000 of the bank loan were re-classified to short term loans because it was repayable within twelve months. The loan was secured by building in the United States with carrying value of US$7,802 as of December 31, 2019. Certain bank account was restricted for use to pay for interest payments. As of December 31, 2019, the balance of the account of US$1,105 was classified as restricted cash (non-current) on the consolidated balance sheets. The Company met certain covenants in the loan agreement.

The long-term loan of US$43,003 as of December 31, 2019 represents RMB denominated bank borrowings from financial institutions in China. The long-term loan is repayable by installments from March 5, 2020 to April 22, 2029 and bears interest rate of 5.98%.  US$2,365 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by buildings in the PRC with carrying value of US$56,739 and an RMB denominated bank deposits placed with financial institutions in the PRC of US$984, as of December 31, 2019.

The long-term loan of US$30,107 as of December 31, 2019 represents RMB denominated bank borrowing obtained from financial institutions in China. The long-term loan is repayable by installments from February 27, 2020 to August 23, 2021 and bears floating interest rate at 5% above two-year People's Bank of China benchmark rate. US$3 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The bank borrowing was secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$33,931 as of December 31, 2019, and was classified as "restricted cash, non-current" on the consolidated balance sheets.